Trade and Other Receivables - Summary of Movements in Allowance Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans and Other Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	£ 10	£ 10
Released	(10)
Allowance account for credit losses of financial assets at end of period		10
Trade Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	27	30
Differences on exchange	(2)	(2)
Provided in the year	31	24
Released	(15)	(25)
Allowance account for credit losses of financial assets at end of period	41	27
Trade And Other Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	37	40
Differences on exchange	(2)	(2)
Provided in the year	31	24
Released	(25)	(25)
Allowance account for credit losses of financial assets at end of period	£ 41	£ 37